united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)

Investor Class Shares (HOBEX)

Semi-Annual Report

October 31, 2017

Advised by:

Holbrook Holdings

2670 NW Lovejoy St.

Portland, OR 97210

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2017

The Fund’s performance figures* for each of the periods ended October 31, 2017, compared to its benchmark:

		Annualized
	Six Months	Since Inception (a)
Class I	1.73%	4.38%
Investor Class	1.43%	3.84%
Barclays U.S. Aggregate Bond Total Return Index (b)	1.58%	-0.01%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 28, 2017 the Fund’s total annual operating expenses are 91.96% for Class I and 89.45% for Investor Class shares. After fee waivers or reimbursements by the Advisor, the Fund’s total annual operating expenses are 1.56% for Class I and 2.06% for Investor Class shares. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I, Investor Class and Barclays U.S. Aggregate Bond Total Return Index.

(b)	The Barclays U.S. Aggregate Bond Total Return Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
United States Government Securities	19.6%
Banks	17.4%
Investment Companies	16.6%
Oil & Gas	8.9%
Closed End Funds	7.9%
Diversified Financial Services	4.7%
REITS	3.2%
Commercial Services	2.9%
Exchange Traded Funds	2.4%
Pipelines	2.3%
Other Assets Less Liabilities	14.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2017

Shares			Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 41.9%
	AGRICULTURE - 0.7%
200	Bunge Ltd.		4.875		Perpetual	$20,840

	BANKS - 4.0%
400	Customers Bancorp, Inc.		6.375		7/31/2018	10,364
2,802	Customers Bancorp, Inc.		7.000		Perpetual	75,514
890	Morgan Stanley		7.125		Perpetual	25,765
						111,643
	CLOSED END FUNDS - 6.1%
2,800	Eagle Point Credit Co., Inc.		6.750		9/30/2027	72,100
516	Eagle Point Credit Co., Inc.		7.000		12/31/2020	13,055
2,000	Kayne Anderson MLP Investment Co.		3.500		4/15/2020	50,910
1,300	Oxford Lane Capital Corp.		6.750		6/30/2024	32,890
						168,955
	COMMERCIAL SERVICES - 1.6%
1,700	B. Riley Financial, Inc.		7.500		10/31/2021	43,966

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
200	Ares Management LP		7.000		6/30/2021	5,364
2,302	Cowen, Inc.		8.250		10/15/2021	61,371
200	Medley LLC		6.875		8/15/2026	4,910
2,300	Medley LLC		7.250		1/30/2024	58,420
						130,065
	INSURANCE - 0.5%
534	Prudential Financial, Inc.	CPI YOY +2.40%	4.130	+	4/10/2018	13,492

	INVESTMENT COMPANIES - 14.8%
1,300	Capitala Finance Corp.		6.000		5/31/2022	33,254
2,000	Gladstone Capital Corp.		6.000		9/30/2024	51,840
2,159	Gladstone Investment Corp.		6.250		9/30/2023	55,141
160	Gladstone Investment Corp.		6.500		5/31/2022	4,094
2,000	Great Elm Capital Corp.		6.500		9/18/2022	51,125
1,000	Harvest Capital Credit Corp.		6.125		9/15/2022	25,593
1,000	Horizon Technology Finance Corp.		6.250		9/15/2022	25,853
2,400	KCAP Financial, Inc.		6.125		9/30/2022	60,360
1,100	Main Street Capital Corp.		6.125		4/1/2023	28,385
100	Medley Capital Corp.		6.125		3/30/2023	2,510
218	Medley Capital Corp.		6.500		1/30/2021	5,618
159	OakTree Speciality Lend		5.875		10/30/2024	4,000
120	Prospect Capital Corp.		6.250		6/15/2024	3,072
2,000	Rivernorth Marketplace		5.875		10/31/2024	50,200
150	THL Credit, Inc.		6.750		11/15/2021	3,792
117	THL Credit, Inc.		6.750		12/30/2022	3,030
100	Triangle Capital Corp.		6.375		12/15/2022	2,529
						410,396
	OIL & GAS - 3.9%
700	Hess Corp.		8.000		2/1/2019	38,640
3,600	Southwestern Energy Co.		6.250		1/15/2018	45,828
500	WPX Energy, Inc.		6.250		7/31/2018	25,600
						110,068
	PIPELINES - 2.3%
1,911	NGL Energy Partners LP		9.000		7/1/2022	46,762
657	NuStar Logistics LP		7.625		1/15/2043	16,504
						63,266

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2017

Shares			Coupon %		Maturity	Fair Value
	PRIVATE EQUITY -0.1%
158	Hercules Capital, Inc.		6.250		7/30/2024	$3,990

	REITS - 3.2%
1,000	Innovative Industrial Preferred		9.000		Perpetual	25,870
1,000	New York Mortgage Trust Preferred		8.000		Perpetual	24,890
1,700	RAIT Financial Trust		7.125		8/30/2019	37,876
						88,636.00

	TOTAL PREFERRED STOCK (Cost - $1,155,069)					1,165,317

Principal
Amount
	CORPORATE BONDS - 28.9%
	BANKS - 13.4%
5,000	Barclays Bank PLC		1.820		6/17/2033	3,000
50,000	Citigroup, Inc.		6.125		Perpetual	53,688
5,000	Goldman Sachs Group, Inc.		3.075		3/19/2026	3,825
75,000	JPMorgan Chase & Co.		7.900		Perpetual	77,006
75,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	2.457	+	12/28/2020	75,040
50,000	State Street, Corp.		5.250		9/15/2020	52,813
55,000	Union Bankshares Corp.		5.000		12/15/2021	56,942
50,000	Wells Fargo & Co.		7.980		Perpetual	51,078
						373,390

	CLOSED END FUND - 1.8%
50,000	Nuveen SR Income Fund		2.000		11/1/2021	49,705

	COMMERCIAL SERVICES - 1.3%
30,000	Equifax, Inc.		7.000		7/1/2037	36,816

	INSURANCE - 1.9%
50,000	Hartford Financial Services Group, Inc.		8.125		6/15/2018	51,875

	OIL & GAS - 5.0%
50,000	Diamond Offshore Drilling, Inc.		7.875		8/15/2025	53,688
50,000	Nabors Industries, Inc.		4.625		9/15/2021	48,540
40,000	Noble Holdings International Ltd.		7.750		1/15/2024	36,000
						138,228
	PRIVATE EQUITY - 1.9%
50,000	Icahn Enterprises Finance Corp		6.250		2/1/2022	52,375

	RETAIL -1.8%
50,000	Macy’s Retail Holdings Inc		3.875		1/15/2022	49,644

	TELECOMMUNICATIONS - 1.8%
50,000	Frontier Communications Corp		8.125		10/1/2018	51,050

	TOTAL CORPORATE BONDS (Cost - $793,942)					803,083

	COMMON STOCK - 0.1%
	OIL & GAS - 0.1%
462	Southwestern Energy Co. * (Cost - $3,687)					2,564

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2017

Shares
		CONVERTIBLE BOND - 1.8%
		INVESTMENT COMPANIES - 1.8%
50,000		Prospect Capital Corp. (Cost - $50,488)	4.750	4/15/2020	50,188

		EXCHANGE TRADED FUNDS - 2.4%
3000		ProShares Short 20+ Year Treasury (Cost - $67,170)			67,260

Principal			Coupon %	Maturity
		UNITED STATES GOVERNMENT SECURITIES - 19.6%
50,976	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2018	50,989
50,289	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2019	50,435
49,271	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2020	49,460
52,746	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2021	48,788
48,454	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2022	48,394
49,988	^	United States Treasury Inflation Indexed Bonds	0.125	1/15/2023	49,794
49,627	^	United States Treasury Inflation Indexed Bonds	0.125	7/15/2024	49,063
65,119	^	United States Treasury Inflation Indexed Bonds	0.250	1/15/2025	51,269
48,136	^	United States Treasury Inflation Indexed Bonds	0.125	7/15/2026	46,799
41,164	^	United States Treasury Inflation Indexed Bonds	2.500	1/15/2029	49,619
39,755	^	United States Treasury Inflation Indexed Bonds	2.125	2/15/2040	50,102
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $547,307)			544,712

Shares
		SHORT-TERM INVESTMENTS - 5.4%
149,187		Fidelity Institutional Money Market Portfolio, Class I, 0.87% ** (Cost - $149,187)			149,187

		TOTAL INVESTMENTS - 100.1% (Cost - $2,766,850) (a)			$2,782,311
		LIABILITIES IN EXCESS OF OTHER ASSETS- (0.1)%			(3,827)
		NET ASSETS - 100.0%			$2,778,484

*	Non-income producing security.

**	Rate shown represents the rate at October 31, is subject to change and resets daily.

+	Variable rate security, rate shown represents the rate at October 31, 2017.

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,766,850 and differs from market value by net unrealized appreciation (depreciation) as follows:

Unrealized appreciation:	$28,014
Unrealized depreciation:	(12,553)
Net unrealized appreciation:	$15,461

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
October 31, 2017 (Unaudited)

ASSETS
Investment securities:
At cost	$2,766,850
At fair value	$2,782,311
Interest receivable	11,071
Receivable due from advisor	13,666
Receivable for Fund shares sold	8,659
Prepaid expenses and other assets	7,984
TOTAL ASSETS	2,823,691

LIABILITIES
Payable for Fund shares redeemed	5,676
Dividends payable	9,184
Distribution (12b-1) fees payable	49
Payable to related parties	2,037
Accrued expenses and other liabilities	28,261
TOTAL LIABILITIES	45,207
NET ASSETS	$2,778,484

NET ASSETS CONSIST OF:
Paid in capital	$2,763,556
Undistributed net investment loss	(12)
Accumulated net realized loss from investments	(521)
Net unrealized appreciation on investments	15,461
NET ASSETS	$2,778,484

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$2,641,326
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	260,196
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.15

Investor Class Shares:
Net Assets	$137,158
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,508
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.15

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statement of Operations
For the Six Months Ended October 31, 2017 (Unaudited)

INVESTMENT INCOME
Dividend	$18,697
Interest	10,805
TOTAL INVESTMENT INCOME	29,502

EXPENSES
Investment advisory fees	5,137
Distribution (12b-1) fees:
Investor Class	166
Professional fees	30,555
Administrative services fees	18,904
Accounting services fees	15,123
Compliance officer fees	10,081
Transfer agent fees	6,554
Trustees fees and expenses	6,050
Printing and postage expenses	5,042
Custodian fees	2,521
Registration fees	2,848
Other expenses	1,513
TOTAL EXPENSES	104,494

Less: Fees waived/expenses reimbursed by the Advisor	(95,891)

NET EXPENSES	8,603

NET INVESTMENT INCOME	20,899

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(1,399)
Realized loss on investments	(1,399)

Unrealized appreciation on:
Investments	13,329
Unrealized appreciation on investments	13,329

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,930

NET INCREASE IN NET ASSETS	$32,829

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	October 31, 2017	April 30, 2017 (1)
	(Unaudited)
FROM OPERATIONS
Net investment income	$20,899	$5,378
Net realized gain/loss from investments	(1,399)	1,178
Unrealized appreciation from investments	13,329	2,132
Net increase in net assets resulting from operations	32,829	8,688

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(19,879)	(5,418)
Investor Class	(1,010)	(282)
Net decrease in net assets resulting from distributions to shareholders	(20,889)	(5,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	2,380,881	305,838
Investor Class	94,000	53,000
Net asset value of shares issued in reinvestment of distributions:
Class I	18,670	3,384
Investor Class	125	11
Payments for shares redeemed:
Class I	(31,926)	(50,257)
Investor Class	(10,170)	—
Net increase in net assets from shares of beneficial interest	2,451,580	311,976

TOTAL INCREASE IN NET ASSETS	2,463,520	314,964

NET ASSETS
Beginning of Period	314,964	—
End of Period*	$2,778,484	$314,964
* Includes undistributed net investment loss of:	$(12)	$(22)

SHARE ACTIVITY
Class I:
Shares Sold	235,712	30,454
Shares Reinvested	1,838	334
Shares Redeemed	(3,140)	(5,002)
Net increase in shares of beneficial interest outstanding	234,410	25,786

Investor Class:
Shares Sold	9,257	5,238
Shares Reinvested	12	1
Net increase in shares of beneficial interest outstanding	8,269	5,239

(1)	Fund commenced investment operations on July 6, 2016.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I (1)		Investor Class(1)
	Six Months Ended	Period Ended	Six Months Ended		Period Ended
	October 31, 2017	April 30, 2017	October 31, 2017		April 30, 2017
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.15	$10.00	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.16	0.25	0.15		0.16
Net realized and unrealized gain (loss) on investments	0.01	0.15	(0.01	) (9)	0.20
Total from investment operations	0.17	0.40	0.14		0.36
Less distributions from:
Net investment income	(0.17)	(0.25)	(0.14)		(0.21)
Total distributions	(0.17)	(0.25)	(0.14)		(0.21)
Net asset value, end of period	$10.15	$10.15	$10.15		$10.15
Total return (3,4)	1.73%	4.03%	1.43%		3.63%
Net assets, at end of period (000s)	$2,641	$262	$137		$53
Ratio of gross expenses to average net assets (5,6,7)	15.23%	91.70%	32.20%		89.19%
Ratio of net expenses to average net assets (6,7)	1.30%	1.30%	1.80%		1.80%
Ratio of net investment income to average net assets (6,7,8)	3.23%	3.11%	3.03%		1.97%
Portfolio Turnover Rate (4)	55%	109%	55%		109%

(1)	Fund commenced investment operations on July 6, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Notes to Financial Statements
October 31, 2017 (Unaudited)

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,165,317	$—	$—	$1,165,317
Corporate Bonds		803,083	—	803,083
Common Stock	2,564		—	2,564
Convertible Bonds		50,188	—	50,188
Exchange Traded Funds	67,260		—	67,260
United States Government Securities	—	544,712	—	544,712
Short-Term Investments	149,187	—	—	149,187
Total Assets	$1,384,328	$1,397,983	$—	$2,782,311

*	Refer to the Portfolio of Investments for classifications.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2017 and expected to be taken in the Fund’s April 30, 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

Closed End Fund Risk – The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 2017, amounted to $2,980,632 and $655,024 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2018, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class I and Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended October 31, 2017, The Advisor has waived/reimbursed $95,891 in expenses to the Fund which may be recaptured by April 30, 2021. During the period ended April 30, 2017 the Advisor has waived/reimbursed $160,022 in expenses to the fund which may be recaptured by April 30, 2020.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended October 31, 2017, pursuant to the Plan, the Investor Class paid $166.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the period ended October 31, 2017, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2017 was as follows:

Fiscal Year Ended
April 30, 2017
Ordinary Income	$5,483
Long-Term Capital Gain	2
Return of Capital	—
$5,485

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,752	$—	$—	$—	$(215)	$451	$2,988

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, investment in partnerships and preferred securities and adjustments for accrued dividends payable.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and tax adjustments for investments in preferred securities resulted in reclassifications for the year ended October 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$300	$(300)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2017, TD Ameritrade held approximately 88.85% of Class I shares and Pershing LLC held approximately 100% of Investor Class Shares, both the voting securities of the Holbrook Income Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Holbrook Income Fund
Expense Example (Unaudited)
October 31, 2017

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2017, through October 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 04/30/2017	For the period	Value 10/31/2017	the Period*
Actual
Class I	$1,000.00	1.30%	$1,017.30	$6.61
Investor Class	1,000.00	1.80%	1,014.30	9.14

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 04/30/2017	For the period	Value 10/31/2017	the Period*
Hypothetical
Class I	$1,000.00	1.30%	$1,018.65	$6.61
Investor Class	1,000.00	1.80%	1,016.13	9.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you.
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-345-8646.

Investment Adviser
Holbrook Holdings Inc
2670 NW Lovejoy Street
Portland, OR 97210

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/9/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/9/2018